Investment Strategy - MFS Global Opportunistic Bond Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers. Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions using derivatives to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Global Aggregate Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Global Aggregate Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.